Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manning & Napier Fund, Inc.
Entity Central Index Key	0000751173
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Equity Series Class S
Shareholder Report [Line Items]
Fund Name	Equity Series
Class Name	Class S
Trading Symbol	EXEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Equity Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$51	1.05%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Net Assets	$ 62,665,567
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$62,665,567
Number of Holdings	44
Annual Portfolio Turnover	27%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	2.2
Common Stocks	97.8

Expressed as a percentage of net assets.

Equity Series Class W
Shareholder Report [Line Items]
Fund Name	Equity Series
Class Name	Class W
Trading Symbol	MEYWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Equity Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$2	0.05%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
Net Assets	$ 62,665,567
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$62,665,567
Number of Holdings	44
Annual Portfolio Turnover	27%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	2.2
Common Stocks	97.8

Expressed as a percentage of net assets.

Overseas Series Class S
Shareholder Report [Line Items]
Fund Name	Overseas Series
Class Name	Class S
Trading Symbol	MNOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$53	1.05%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 351,790,274
Holdings Count | Holdings	41
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$351,790,274
Number of Holdings	41
Annual Portfolio Turnover	26%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom

.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	5.7
Common Stocks	94.3

Expressed as a percentage of net assets.

Overseas Series Class I
Shareholder Report [Line Items]
Fund Name	Overseas Series
Class Name	Class I
Trading Symbol	EXOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%

Expenses are equal to Class I shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 351,790,274
Holdings Count | Holdings	41
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$351,790,274
Number of Holdings	41
Annual Portfolio Turnover	26%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	5.7
Common Stocks	94.3

Expressed as a percentage of net assets.

Overseas Series Class W
Shareholder Report [Line Items]
Fund Name	Overseas Series
Class Name	Class W
Trading Symbol	MNOWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025,
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$3	0.05%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Material Change Date	May 29, 2025
Net Assets	$ 351,790,274
Holdings Count | Holdings	41
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$351,790,274
Number of Holdings	41
Annual Portfolio Turnover	26%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	5.7
Common Stocks	94.3

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.Effective as of close of business on May 29, 2025, Overseas Class W shares were liquidated and closed.

Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	https://www.manning-napier.com/products/mutual-funds
Overseas Series Class Z
Shareholder Report [Line Items]
Fund Name	Overseas Series
Class Name	Class Z
Trading Symbol	MNOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Z of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$33	0.65%

Expenses are equal to Class Z shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 351,790,274
Holdings Count | Holdings	41
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$351,790,274
Number of Holdings	41
Annual Portfolio Turnover	26%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	5.7
Common Stocks	94.3

Expressed as a percentage of net assets.

Pro-Blend(R) Conservative Term Series Class S
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative Term Series
Class Name	Class S
Trading Symbol	EXDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$45	0.90%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 309,718,459
Holdings Count | Holdings	237
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$309,718,459
Number of Holdings	237
Annual Portfolio Turnover	24%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	20.6
Corporate Bonds	18.9
U.S. Treasury Note	27.2
Asset-Backed Securities	7.1
Commercial Mortgage-Backed Securities	8.8
Foreign Government Bonds	0.5
Municipal Bonds	1.1
U.S. Government Agencies	12.4
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Pro-Blend(R) Conservative Term Series Class I
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative Term Series
Class Name	Class I
Trading Symbol	MNCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Expenses are equal to Class I shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 309,718,459
Holdings Count | Holdings	237
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$309,718,459
Number of Holdings	237
Annual Portfolio Turnover	24%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	20.6
Corporate Bonds	18.9
U.S. Treasury Note	27.2
Asset-Backed Securities	7.1
Commercial Mortgage-Backed Securities	8.8
Foreign Government Bonds	0.5
Municipal Bonds	1.1
U.S. Government Agencies	12.4
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Pro-Blend(R) Conservative Term Series Class R
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative Term Series
Class Name	Class R
Trading Symbol	MNCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class R of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$56	1.12%

Expenses are equal to Class R shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
Net Assets	$ 309,718,459
Holdings Count | Holdings	237
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$309,718,459
Number of Holdings	237
Annual Portfolio Turnover	24%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	20.6
Corporate Bonds	18.9
U.S. Treasury Note	27.2
Asset-Backed Securities	7.1
Commercial Mortgage-Backed Securities	8.8
Foreign Government Bonds	0.5
Municipal Bonds	1.1
U.S. Government Agencies	12.4
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Pro-Blend(R) Conservative Term Series Class L
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative Term Series
Class Name	Class L
Trading Symbol	MNCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class L of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$81	1.63%

Expenses are equal to Class L shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.63%
Net Assets	$ 309,718,459
Holdings Count | Holdings	237
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$309,718,459
Number of Holdings	237
Annual Portfolio Turnover	24%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	20.6
Corporate Bonds	18.9
U.S. Treasury Note	27.2
Asset-Backed Securities	7.1
Commercial Mortgage-Backed Securities	8.8
Foreign Government Bonds	0.5
Municipal Bonds	1.1
U.S. Government Agencies	12.4
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Pro-Blend(R) Conservative Term Series Class W
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative Term Series
Class Name	Class W
Trading Symbol	MNCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 309,718,459
Holdings Count | Holdings	237
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$309,718,459
Number of Holdings	237
Annual Portfolio Turnover	24%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	20.6
Corporate Bonds	18.9
U.S. Treasury Note	27.2
Asset-Backed Securities	7.1
Commercial Mortgage-Backed Securities	8.8
Foreign Government Bonds	0.5
Municipal Bonds	1.1
U.S. Government Agencies	12.4
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Pro-Blend(R) Moderate Term Series Class S
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate Term Series
Class Name	Class S
Trading Symbol	EXBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$54	1.08%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 296,182,679
Holdings Count | Holdings	218
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$296,182,679
Number of Holdings	218
Annual Portfolio Turnover	41%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	41.4
Corporate Bonds	14.7
U.S. Treasury Bond	4.7
U.S. Treasury Note	14.1
Asset-Backed Securities	5.2
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.3
U.S. Government Agencies	9.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Pro-Blend(R) Moderate Term Series Class I
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate Term Series
Class Name	Class I
Trading Symbol	MNMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.85%

Expenses are equal to Class I shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 296,182,679
Holdings Count | Holdings	218
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$296,182,679
Number of Holdings	218
Annual Portfolio Turnover	41%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	41.4
Corporate Bonds	14.7
U.S. Treasury Bond	4.7
U.S. Treasury Note	14.1
Asset-Backed Securities	5.2
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.3
U.S. Government Agencies	9.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Pro-Blend(R) Moderate Term Series Class R
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate Term Series
Class Name	Class R
Trading Symbol	MNMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class R of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.31%

Expenses are equal to Class R shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%
Net Assets	$ 296,182,679
Holdings Count | Holdings	218
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$296,182,679
Number of Holdings	218
Annual Portfolio Turnover	41%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	41.4
Corporate Bonds	14.7
U.S. Treasury Bond	4.7
U.S. Treasury Note	14.1
Asset-Backed Securities	5.2
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.3
U.S. Government Agencies	9.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Pro-Blend(R) Moderate Term Series Class L
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate Term Series
Class Name	Class L
Trading Symbol	MNMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class L of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$90	1.82%

Expenses are equal to Class L shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.82%
Net Assets	$ 296,182,679
Holdings Count | Holdings	218
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$296,182,679
Number of Holdings	218
Annual Portfolio Turnover	41%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	41.4
Corporate Bonds	14.7
U.S. Treasury Bond	4.7
U.S. Treasury Note	14.1
Asset-Backed Securities	5.2
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.3
U.S. Government Agencies	9.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Pro-Blend(R) Moderate Term Series Class W
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate Term Series
Class Name	Class W
Trading Symbol	MNMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 296,182,679
Holdings Count | Holdings	218
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$296,182,679
Number of Holdings	218
Annual Portfolio Turnover	41%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	41.4
Corporate Bonds	14.7
U.S. Treasury Bond	4.7
U.S. Treasury Note	14.1
Asset-Backed Securities	5.2
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.3
U.S. Government Agencies	9.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Pro-Blend(R) Extended Term Series Class S
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended Term Series
Class Name	Class S
Trading Symbol	MNBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$51	1.03%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
Net Assets	$ 515,387,613
Holdings Count | Holdings	221
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$515,387,613
Number of Holdings	221
Annual Portfolio Turnover	42%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	55.0
Corporate Bonds	10.4
U.S. Treasury Bond	6.7
U.S. Treasury Note	8.6
Asset-Backed Securities	4.4
Commercial Mortgage-Backed Securities	4.4
Foreign Government Bonds	0.3
U.S. Government Agencies	6.7
Cash, short-term investment, and other assets, less liabilities	3.5
Municipal Bonds¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Pro-Blend(R) Extended Term Series Class I
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended Term Series
Class Name	Class I
Trading Symbol	MNBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%

Expenses are equal to each Class I shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 515,387,613
Holdings Count | Holdings	221
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$515,387,613
Number of Holdings	221
Annual Portfolio Turnover	42%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	55.0
Corporate Bonds	10.4
U.S. Treasury Bond	6.7
U.S. Treasury Note	8.6
Asset-Backed Securities	4.4
Commercial Mortgage-Backed Securities	4.4
Foreign Government Bonds	0.3
U.S. Government Agencies	6.7
Cash, short-term investment, and other assets, less liabilities	3.5
Municipal Bonds¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Pro-Blend(R) Extended Term Series Class R
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended Term Series
Class Name	Class R
Trading Symbol	MNBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class R of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$63	1.28%

Expenses are equal to Class R shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.28%
Net Assets	$ 515,387,613
Holdings Count | Holdings	221
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$515,387,613
Number of Holdings	221
Annual Portfolio Turnover	42%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	55.0
Corporate Bonds	10.4
U.S. Treasury Bond	6.7
U.S. Treasury Note	8.6
Asset-Backed Securities	4.4
Commercial Mortgage-Backed Securities	4.4
Foreign Government Bonds	0.3
U.S. Government Agencies	6.7
Cash, short-term investment, and other assets, less liabilities	3.5
Municipal Bonds¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Pro-Blend(R) Extended Term Series Class L
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended Term Series
Class Name	Class L
Trading Symbol	MNECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class L of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$89	1.80%

Expenses are equal to Class L shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.80%
Net Assets	$ 515,387,613
Holdings Count | Holdings	221
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$515,387,613
Number of Holdings	221
Annual Portfolio Turnover	42%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	55.0
Corporate Bonds	10.4
U.S. Treasury Bond	6.7
U.S. Treasury Note	8.6
Asset-Backed Securities	4.4
Commercial Mortgage-Backed Securities	4.4
Foreign Government Bonds	0.3
U.S. Government Agencies	6.7
Cash, short-term investment, and other assets, less liabilities	3.5
Municipal Bonds¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Pro-Blend(R) Extended Term Series Class W
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended Term Series
Class Name	Class W
Trading Symbol	MNBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 515,387,613
Holdings Count | Holdings	221
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$515,387,613
Number of Holdings	221
Annual Portfolio Turnover	42%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	55.0
Corporate Bonds	10.4
U.S. Treasury Bond	6.7
U.S. Treasury Note	8.6
Asset-Backed Securities	4.4
Commercial Mortgage-Backed Securities	4.4
Foreign Government Bonds	0.3
U.S. Government Agencies	6.7
Cash, short-term investment, and other assets, less liabilities	3.5
Municipal Bonds¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Pro-Blend(R) Maximum Term Series Class S
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum Term Series
Class Name	Class S
Trading Symbol	EXHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$54	1.10%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Net Assets	$ 436,476,726
Holdings Count | Holdings	151
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$436,476,726
Number of Holdings	151
Annual Portfolio Turnover	45%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	85.4
Corporate Bonds	4.5
U.S. Treasury Bond	1.9
U.S. Treasury Note	4.3
Cash, short-term investment, and liabilities, less other assets	3.9
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Pro-Blend(R) Maximum Term Series Class I
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum Term Series
Class Name	Class I
Trading Symbol	MNHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.85%

Expenses are equal to Class I shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 436,476,726
Holdings Count | Holdings	151
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$436,476,726
Number of Holdings	151
Annual Portfolio Turnover	45%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	85.4
Corporate Bonds	4.5
U.S. Treasury Bond	1.9
U.S. Treasury Note	4.3
Cash, short-term investment, and liabilities, less other assets	3.9
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Pro-Blend(R) Maximum Term Series Class R
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum Term Series
Class Name	Class R
Trading Symbol	MNHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class R of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.31%

Expenses are equal to Class R shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%
Net Assets	$ 436,476,726
Holdings Count | Holdings	151
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$436,476,726
Number of Holdings	151
Annual Portfolio Turnover	45%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	85.4
Corporate Bonds	4.5
U.S. Treasury Bond	1.9
U.S. Treasury Note	4.3
Cash, short-term investment, and liabilities, less other assets	3.9
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Pro-Blend(R) Maximum Term Series Class L
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum Term Series
Class Name	Class L
Trading Symbol	MNHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class L of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$91	1.84%

Expenses are equal to Class L shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.84%
Net Assets	$ 436,476,726
Holdings Count | Holdings	151
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$436,476,726
Number of Holdings	151
Annual Portfolio Turnover	45%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	85.4
Corporate Bonds	4.5
U.S. Treasury Bond	1.9
U.S. Treasury Note	4.3
Cash, short-term investment, and liabilities, less other assets	3.9
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Pro-Blend(R) Maximum Term Series Class W
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum Term Series
Class Name	Class W
Trading Symbol	MNHWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 436,476,726
Holdings Count | Holdings	151
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$436,476,726
Number of Holdings	151
Annual Portfolio Turnover	45%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	85.4
Corporate Bonds	4.5
U.S. Treasury Bond	1.9
U.S. Treasury Note	4.3
Cash, short-term investment, and liabilities, less other assets	3.9
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Disciplined Value Series Class S
Shareholder Report [Line Items]
Fund Name	Disciplined Value Series
Class Name	Class S
Trading Symbol	MDFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$39	0.80%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Net Assets	$ 140,793,968
Holdings Count | Holdings	111
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$140,793,968
Number of Holdings	111
Annual Portfolio Turnover	27%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.4
Common Stocks	98.6

Expressed as a percentage of net assets.

Disciplined Value Series Class I
Shareholder Report [Line Items]
Fund Name	Disciplined Value Series
Class Name	Class I
Trading Symbol	MNDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.60%

Expenses are equal to Class I shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
Net Assets	$ 140,793,968
Holdings Count | Holdings	111
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$140,793,968
Number of Holdings	111
Annual Portfolio Turnover	27%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.4
Common Stocks	98.6

Expressed as a percentage of net assets.

Disciplined Value Series Class W
Shareholder Report [Line Items]
Fund Name	Disciplined Value Series
Class Name	Class W
Trading Symbol	MDVWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$7	0.15%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Net Assets	$ 140,793,968
Holdings Count | Holdings	111
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$140,793,968
Number of Holdings	111
Annual Portfolio Turnover	27%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.4
Common Stocks	98.6

Expressed as a percentage of net assets.

Disciplined Value Series Class Z
Shareholder Report [Line Items]
Fund Name	Disciplined Value Series
Class Name	Class Z
Trading Symbol	MDVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Z of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$22	0.45%

Expenses are equal to Class Z shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 140,793,968
Holdings Count | Holdings	111
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$140,793,968
Number of Holdings	111
Annual Portfolio Turnover	27%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.4
Common Stocks	98.6

Expressed as a percentage of net assets.

Rainier International Discovery Series Class S
Shareholder Report [Line Items]
Fund Name	Rainier International Discovery Series
Class Name	Class S
Trading Symbol	RISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$72	1.40%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%
Net Assets	$ 397,682,464
Holdings Count | Holdings	104
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$397,682,464
Number of Holdings	104
Annual Portfolio Turnover	31%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	3.9
Common Stocks	96.1

Expressed as a percentage of net assets.

Rainier International Discovery Series Class I
Shareholder Report [Line Items]
Fund Name	Rainier International Discovery Series
Class Name	Class I
Trading Symbol	RAIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.15%

Expenses are equal to Class I shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 397,682,464
Holdings Count | Holdings	104
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$397,682,464
Number of Holdings	104
Annual Portfolio Turnover	31%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	3.9
Common Stocks	96.1

Expressed as a percentage of net assets.

Rainier International Discovery Series Class W
Shareholder Report [Line Items]
Fund Name	Rainier International Discovery Series
Class Name	Class W
Trading Symbol	RAIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 397,682,464
Holdings Count | Holdings	104
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$397,682,464
Number of Holdings	104
Annual Portfolio Turnover	31%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	3.9
Common Stocks	96.1

Expressed as a percentage of net assets.

Rainier International Discovery Series Class Z
Shareholder Report [Line Items]
Fund Name	Rainier International Discovery Series
Class Name	Class Z
Trading Symbol	RAIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Z of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$51	1.00%

Expenses are equal to Class Z shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 397,682,464
Holdings Count | Holdings	104
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size	$397,682,464
Number of Holdings	104
Annual Portfolio Turnover	31%

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	3.9
Common Stocks	96.1

Expressed as a percentage of net assets.